PROPERTY, PLANT AND EQUIPMENT - Disclosure of additions and other items in net book value of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Beginning balance	$ 1,286,001	$ 1,029,240
Additions:
Sustaining capital expenditures	31,700	31,092
Cariboo acquisition	126,194	115,579
Deemed disposition	(13,342)	0
Development costs	23,060	8,865
Capitalized borrowing costs	23,060	8,865
Other items:
Right of use assets	6,317	10,981
Rehabilitation costs asset	1,481	12,673
Disposals	(6,223)	(1,199)
Foreign exchange translation and other	48,208	(8,042)
Depletion and amortization	(79,734)	(68,740)
Ending balance	1,770,102	1,286,001
Gibraltar Mines [Member]
Disclosure of subsidiaries [line items]
Beginning balance	805,508	610,399
Additions:
Capitalized stripping costs	35,771	61,614
Sustaining capital expenditures	29,963	32,724
Capital expenditures	20,803	31,291
Cariboo acquisition	126,194	115,579
Deemed disposition	(13,342)
Other items:
Rehabilitation costs asset	445	12,673
Depletion and amortization	(79,266)	(68,377)
Ending balance	925,911	805,508
Cariboo [Member]
Additions:
Cariboo acquisition	126,194	115,579
Florence Copper [Member]
Disclosure of subsidiaries [line items]
Beginning balance	441,107	380,987
Additions:
Cariboo acquisition	0	0
Deemed disposition	0
Development costs	287,265	59,178
Capitalized borrowing costs	23,060	8,865
Other items:
Rehabilitation costs asset	1,036	0
Depletion and amortization	0	0
Ending balance	800,935	441,107
Yellowhead [Member]
Disclosure of subsidiaries [line items]
Beginning balance	22,826	21,950
Additions:
Cariboo acquisition	0	0
Deemed disposition	0
Development costs	3,049	826
Other items:
Rehabilitation costs asset	0	0
Depletion and amortization	(113)	(8)
Ending balance	25,762	22,826
Aley [Member]
Disclosure of subsidiaries [line items]
Beginning balance	15,884	14,873
Additions:
Cariboo acquisition	0	0
Deemed disposition	0
Development costs	1,289	1,011
Other items:
Rehabilitation costs asset	0	0
Depletion and amortization	0	0
Ending balance	$ 17,173	$ 15,884